Subordinated loans	6 Months Ended
Jun. 30, 2022
Subordinated loans [abstract]
Subordinated loans
9

Subordinated loans
Subordinated loans issued by ING Groep N.V.

include bonds issued to raise Tier 1 and Tier 2 (CRD IV eligible)
capital for ING Bank N.V.

Under IFRS these bonds are classified as liabilities and for regulatory purposes, they are considered capital. Subordinated loans issued by ING Group companies comprise,

for the most part,
subordinated loans which are subordinated to all current

and future liabilities of ING Bank N.V.
Changes in subordinated loans

In EUR million
30

June
2022
31

December

2021
Opening balance

16,715 15,805
New issuances 3,163
Repayments -990 -2,449
Exchange rate differences 708 609
Other changes -960 -413
Closing balance 15,473 16,715
ING Groep N.V.

redeemed in April 2022 USD
1

billion
6.875 % Perpetual Additional Tier 1 Contingent
Convertible Capital Securities and in May 2022 JPY 10

billion
1.10 % Subordinated Tier 2 Notes on the first call
dates.